FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 0	SFr 1
Transfers in, assets		40
Transfers out, assets		0
Purchases, assets		0
Sales, assets		(41)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	174
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		26
Settlements, assets		(193)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(7)
Balance at end of period, assets		0
Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	46	70
Transfers in, assets	0	3
Transfers out, assets	(15)	(1)
Purchases, assets	102	65
Sales, assets	(103)	(86)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	(5)
Balance at end of period, assets	30	46
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,754	12,765
Transfers in, assets	1,563	1,159
Transfers out, assets	(1,602)	(2,046)
Purchases, assets	40,057	15,810
Sales, assets	(40,138)	(18,032)
Issuances, assets	1,394	1,317
Settlements, assets	(1,477)	(2,068)
Gain (loss) on transfers in/out included in trading revenues, assets	(21)	121
Gain (loss) on all other activity included in trading revenues, assets	303	252
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(19)	(531)
Balance at end of period, assets	8,814	8,754
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,292	3,977
Transfers in, assets	802	608
Transfers out, assets	(904)	(1,074)
Purchases, assets	3,301	2,747
Sales, assets	(3,261)	(3,705)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	25	(4)
Gain (loss) on all other activity included in trading revenues, assets	(150)	(80)
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	(3)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(26)	(184)
Balance at end of period, assets	2,076	2,292
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,412	1,674
Transfers in, assets	491	276
Transfers out, assets	(593)	(654)
Purchases, assets	2,582	2,203
Sales, assets	(2,583)	(2,005)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	31	(4)
Gain (loss) on all other activity included in trading revenues, assets	(72)	14
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	(4)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(4)	(98)
Balance at end of period, assets	1,260	1,412
Trading assets | Debt securities | Debt securities issued by foreign governments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	270
Transfers in, assets	21
Transfers out, assets	(12)
Purchases, assets	45
Sales, assets	(67)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	4
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(29)
Balance at end of period, assets	232	270
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	320	605
Transfers in, assets	211	280
Transfers out, assets	(225)	(229)
Purchases, assets	370	85
Sales, assets	(333)	(305)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(3)	3
Gain (loss) on all other activity included in trading revenues, assets	(74)	(95)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	3	(24)
Balance at end of period, assets	269	320
Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16	65
Transfers in, assets		6
Transfers out, assets		(17)
Purchases, assets		2
Sales, assets		(13)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		(3)
Gain (loss) on all other activity included in trading revenues, assets		(21)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(3)
Balance at end of period, assets		16
Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	126	1,165
Transfers in, assets		39
Transfers out, assets		(157)
Purchases, assets		174
Sales, assets		(1,047)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(16)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(32)
Balance at end of period, assets		126
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	163	240
Transfers in, assets	132	49
Transfers out, assets	(95)	(35)
Purchases, assets	51	146
Sales, assets	(185)	(260)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	8	0
Gain (loss) on all other activity included in trading revenues, assets	55	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	3	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	(10)
Balance at end of period, assets	132	163
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,289	4,305
Transfers in, assets	510	416
Transfers out, assets	(525)	(839)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,394	1,317
Settlements, assets	(1,434)	(1,817)
Gain (loss) on transfers in/out included in trading revenues, assets	(56)	123
Gain (loss) on all other activity included in trading revenues, assets	144	(63)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(24)	(153)
Balance at end of period, assets	3,298	3,289
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	801	748
Transfers in, assets	18	56
Transfers out, assets	(66)	(53)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	100	118
Settlements, assets	(116)	(183)
Gain (loss) on transfers in/out included in trading revenues, assets	17	6
Gain (loss) on all other activity included in trading revenues, assets	(237)	104
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(10)	5
Balance at end of period, assets	507	801
Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	833	914
Transfers in, assets	329	142
Transfers out, assets	(317)	(98)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	447	443
Settlements, assets	(436)	(597)
Gain (loss) on transfers in/out included in trading revenues, assets	(77)	14
Gain (loss) on all other activity included in trading revenues, assets	300	58
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(25)	(43)
Balance at end of period, assets	1,054	833
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	634	688
Transfers in, assets	160	216
Transfers out, assets	(141)	(252)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	505	381
Settlements, assets	(438)	(297)
Gain (loss) on transfers in/out included in trading revenues, assets	5	38
Gain (loss) on all other activity included in trading revenues, assets	(59)	(110)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	7	(30)
Balance at end of period, assets	673	634
Trading assets | Derivative instruments | Foreign exchange derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	188
Transfers in, assets	3
Transfers out, assets	(2)
Purchases, assets	0
Sales, assets	0
Issuances, assets	14
Settlements, assets	(24)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)
Gain (loss) on all other activity included in trading revenues, assets	79
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	2
Balance at end of period, assets	258	188
Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	833
Transfers in, assets	0
Transfers out, assets	1
Purchases, assets	0
Sales, assets	0
Issuances, assets	328
Settlements, assets	(420)
Gain (loss) on transfers in/out included in trading revenues, assets	1
Gain (loss) on all other activity included in trading revenues, assets	61
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	2
Balance at end of period, assets	806	833
Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,010	4,243
Transfers in, assets	119	86
Transfers out, assets	(78)	(98)
Purchases, assets	36,705	12,917
Sales, assets	(36,692)	(14,067)
Issuances, assets	0	0
Settlements, assets	(43)	(251)
Gain (loss) on transfers in/out included in trading revenues, assets	2	2
Gain (loss) on all other activity included in trading revenues, assets	254	362
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	31	(184)
Balance at end of period, assets	3,308	3,010
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	42	72
Transfers in, assets	8	0
Transfers out, assets	(121)	(17)
Purchases, assets	281	100
Sales, assets	(28)	(113)
Issuances, assets	0	0
Settlements, assets	(205)	(90)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	185	95
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	4	(4)
Balance at end of period, assets	166	42
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,601	1,906
Transfers in, assets	79	23
Transfers out, assets	(102)	(22)
Purchases, assets	229	350
Sales, assets	(406)	(589)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(93)	9
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	9
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(4)	(85)
Balance at end of period, assets	1,309	1,601
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,301	1,588
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	151	185
Sales, assets	(299)	(418)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(96)	16
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	10	(70)
Balance at end of period, assets	1,067	1,301
Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	300	318
Transfers in, assets		23
Transfers out, assets		(22)
Purchases, assets		165
Sales, assets		(171)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(7)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		9
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(15)
Balance at end of period, assets		300
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,530	6,585
Transfers in, assets	934	1,130
Transfers out, assets	(393)	(947)
Purchases, assets	163	106
Sales, assets	(491)	(580)
Issuances, assets	1,563	1,151
Settlements, assets	(1,866)	(2,743)
Gain (loss) on transfers in/out included in trading revenues, assets	7	15
Gain (loss) on all other activity included in trading revenues, assets	(134)	85
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(13)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	24	(272)
Balance at end of period, assets	4,324	4,530
Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,207	3,816
Transfers in, assets	348	448
Transfers out, assets	(29)	(482)
Purchases, assets	1	71
Sales, assets	(226)	(395)
Issuances, assets	783	590
Settlements, assets	(1,057)	(1,705)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(2)
Gain (loss) on all other activity included in trading revenues, assets	(83)	21
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(5)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	10	(155)
Balance at end of period, assets	1,949	2,207
Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,480	1,829
Transfers in, assets	335	352
Transfers out, assets	(53)	(126)
Purchases, assets	150	33
Sales, assets	(133)	(176)
Issuances, assets	332	444
Settlements, assets	(746)	(821)
Gain (loss) on transfers in/out included in trading revenues, assets	10	28
Gain (loss) on all other activity included in trading revenues, assets	8	(6)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	8	(77)
Balance at end of period, assets	1,391	1,480
Real estate
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	171
Transfers in, assets	196
Transfers out, assets	(81)
Purchases, assets	0
Sales, assets	0
Issuances, assets	307
Settlements, assets	(64)
Gain (loss) on transfers in/out included in trading revenues, assets	2
Gain (loss) on all other activity included in trading revenues, assets	(8)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	515	171
Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	158	138
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	1	23
Sales, assets	0	(1)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	4
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	3	(6)
Balance at end of period, assets	163	158
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,511	1,679
Transfers in, assets	288	347
Transfers out, assets	(191)	(132)
Purchases, assets	1,610	759
Sales, assets	(1,357)	(1,056)
Issuances, assets	300	1,054
Settlements, assets	(540)	(885)
Gain (loss) on transfers in/out included in trading revenues, assets	22	(1)
Gain (loss) on all other activity included in trading revenues, assets	(32)	(172)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(67)	(78)
Balance at end of period, assets	1,543	1,511
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,350	1,316
Transfers in, assets	243	286
Transfers out, assets	(166)	(113)
Purchases, assets	1,447	667
Sales, assets	(1,310)	(904)
Issuances, assets	300	1,053
Settlements, assets	(539)	(885)
Gain (loss) on transfers in/out included in trading revenues, assets	21	(2)
Gain (loss) on all other activity included in trading revenues, assets	(44)	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(67)	(64)
Balance at end of period, assets	1,235	1,350
Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,642	23,390
Transfers in, assets	2,872	2,702
Transfers out, assets	(2,424)	(3,165)
Purchases, assets	42,443	17,213
Sales, assets	(42,523)	(20,498)
Issuances, assets	3,257	3,548
Settlements, assets	(4,088)	(5,979)
Gain (loss) on transfers in/out included in trading revenues, assets	8	134
Gain (loss) on all other activity included in trading revenues, assets	229	269
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	(8)	10
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(59)	(988)
Balance at end of period, assets	16,349	16,642
Bank | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	1
Transfers in, assets		40
Transfers out, assets		0
Purchases, assets		0
Sales, assets		(41)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	174
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		26
Settlements, assets		(193)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(7)
Balance at end of period, assets		0
Bank | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	46	70
Transfers in, assets	0	3
Transfers out, assets	(15)	(1)
Purchases, assets	102	65
Sales, assets	(103)	(86)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	(5)
Balance at end of period, assets	30	46
Bank | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,754	12,765
Transfers in, assets	1,563	1,159
Transfers out, assets	(1,602)	(2,046)
Purchases, assets	40,057	15,810
Sales, assets	(40,138)	(18,032)
Issuances, assets	1,394	1,317
Settlements, assets	(1,477)	(2,068)
Gain (loss) on transfers in/out included in trading revenues, assets	(21)	121
Gain (loss) on all other activity included in trading revenues, assets	303	252
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(19)	(531)
Balance at end of period, assets	8,814	8,754
Bank | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,292	3,977
Transfers in, assets	802	608
Transfers out, assets	(904)	(1,074)
Purchases, assets	3,301	2,747
Sales, assets	(3,261)	(3,705)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	25	(4)
Gain (loss) on all other activity included in trading revenues, assets	(150)	(80)
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	(3)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(26)	(184)
Balance at end of period, assets	2,076	2,292
Bank | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,412	1,674
Transfers in, assets	491	276
Transfers out, assets	(593)	(654)
Purchases, assets	2,582	2,203
Sales, assets	(2,583)	(2,005)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	31	(4)
Gain (loss) on all other activity included in trading revenues, assets	(72)	14
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	(4)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(4)	(98)
Balance at end of period, assets	1,260	1,412
Bank | Trading assets | Debt securities | Debt securities issued by foreign governments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	270
Transfers in, assets	21
Transfers out, assets	(12)
Purchases, assets	45
Sales, assets	(67)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	4
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(29)
Balance at end of period, assets	232	270
Bank | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	320	605
Transfers in, assets	211	280
Transfers out, assets	(225)	(229)
Purchases, assets	370	85
Sales, assets	(333)	(305)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(3)	3
Gain (loss) on all other activity included in trading revenues, assets	(74)	(95)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	3	(24)
Balance at end of period, assets	269	320
Bank | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16	65
Transfers in, assets		6
Transfers out, assets		(17)
Purchases, assets		2
Sales, assets		(13)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		(3)
Gain (loss) on all other activity included in trading revenues, assets		(21)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(3)
Balance at end of period, assets		16
Bank | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	126	1,165
Transfers in, assets		39
Transfers out, assets		(157)
Purchases, assets		174
Sales, assets		(1,047)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(16)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(32)
Balance at end of period, assets		126
Bank | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	163	240
Transfers in, assets	132	49
Transfers out, assets	(95)	(35)
Purchases, assets	51	146
Sales, assets	(185)	(260)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	8	0
Gain (loss) on all other activity included in trading revenues, assets	55	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	3	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	(10)
Balance at end of period, assets	132	163
Bank | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,289	4,305
Transfers in, assets	510	416
Transfers out, assets	(525)	(839)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,394	1,317
Settlements, assets	(1,434)	(1,817)
Gain (loss) on transfers in/out included in trading revenues, assets	(56)	123
Gain (loss) on all other activity included in trading revenues, assets	144	(63)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(24)	(153)
Balance at end of period, assets	3,298	3,289
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	801	748
Transfers in, assets	18	56
Transfers out, assets	(66)	(53)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	100	118
Settlements, assets	(116)	(183)
Gain (loss) on transfers in/out included in trading revenues, assets	17	6
Gain (loss) on all other activity included in trading revenues, assets	(237)	104
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(10)	5
Balance at end of period, assets	507	801
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	833	914
Transfers in, assets	329	142
Transfers out, assets	(317)	(98)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	447	443
Settlements, assets	(436)	(597)
Gain (loss) on transfers in/out included in trading revenues, assets	(77)	14
Gain (loss) on all other activity included in trading revenues, assets	300	58
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(25)	(43)
Balance at end of period, assets	1,054	833
Bank | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	634	688
Transfers in, assets	160	216
Transfers out, assets	(141)	(252)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	505	381
Settlements, assets	(438)	(297)
Gain (loss) on transfers in/out included in trading revenues, assets	5	38
Gain (loss) on all other activity included in trading revenues, assets	(59)	(110)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	7	(30)
Balance at end of period, assets	673	634
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	188
Transfers in, assets	3
Transfers out, assets	(2)
Purchases, assets	0
Sales, assets	0
Issuances, assets	14
Settlements, assets	(24)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)
Gain (loss) on all other activity included in trading revenues, assets	79
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	2
Balance at end of period, assets	258	188
Bank | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	833
Transfers in, assets	0
Transfers out, assets	1
Purchases, assets	0
Sales, assets	0
Issuances, assets	328
Settlements, assets	(420)
Gain (loss) on transfers in/out included in trading revenues, assets	1
Gain (loss) on all other activity included in trading revenues, assets	61
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	2
Balance at end of period, assets	806	833
Bank | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,010	4,243
Transfers in, assets	119	86
Transfers out, assets	(78)	(98)
Purchases, assets	36,705	12,917
Sales, assets	(36,692)	(14,067)
Issuances, assets	0	0
Settlements, assets	(43)	(251)
Gain (loss) on transfers in/out included in trading revenues, assets	2	2
Gain (loss) on all other activity included in trading revenues, assets	254	362
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	31	(184)
Balance at end of period, assets	3,308	3,010
Bank | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	42	72
Transfers in, assets	8	0
Transfers out, assets	(121)	(17)
Purchases, assets	281	100
Sales, assets	(28)	(113)
Issuances, assets	0	0
Settlements, assets	(205)	(90)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	185	95
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	4	(4)
Balance at end of period, assets	166	42
Bank | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,601	1,906
Transfers in, assets	79	23
Transfers out, assets	(102)	(22)
Purchases, assets	228	324
Sales, assets	(405)	(562)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(93)	9
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	9
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(4)	(86)
Balance at end of period, assets	1,309	1,601
Bank | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,301	1,588
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	151	185
Sales, assets	(299)	(418)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(96)	16
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	10	(70)
Balance at end of period, assets	1,067	1,301
Bank | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	300	318
Transfers in, assets		23
Transfers out, assets		(22)
Purchases, assets		139
Sales, assets		(144)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(7)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		9
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(16)
Balance at end of period, assets		300
Bank | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,530	6,585
Transfers in, assets	934	1,130
Transfers out, assets	(393)	(947)
Purchases, assets	163	106
Sales, assets	(491)	(580)
Issuances, assets	1,563	1,151
Settlements, assets	(1,866)	(2,743)
Gain (loss) on transfers in/out included in trading revenues, assets	7	15
Gain (loss) on all other activity included in trading revenues, assets	(134)	85
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(13)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	24	(272)
Balance at end of period, assets	4,324	4,530
Bank | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,207	3,816
Transfers in, assets	348	448
Transfers out, assets	(29)	(482)
Purchases, assets	1	71
Sales, assets	(226)	(395)
Issuances, assets	783	590
Settlements, assets	(1,057)	(1,705)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(2)
Gain (loss) on all other activity included in trading revenues, assets	(83)	21
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(5)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	10	(155)
Balance at end of period, assets	1,949	2,207
Bank | Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,480	1,829
Transfers in, assets	335	352
Transfers out, assets	(53)	(126)
Purchases, assets	150	33
Sales, assets	(133)	(176)
Issuances, assets	332	444
Settlements, assets	(746)	(821)
Gain (loss) on transfers in/out included in trading revenues, assets	10	28
Gain (loss) on all other activity included in trading revenues, assets	8	(6)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	8	(77)
Balance at end of period, assets	1,391	1,480
Bank | Real estate
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	171
Transfers in, assets	196
Transfers out, assets	(81)
Purchases, assets	0
Sales, assets	0
Issuances, assets	307
Settlements, assets	(64)
Gain (loss) on transfers in/out included in trading revenues, assets	2
Gain (loss) on all other activity included in trading revenues, assets	(8)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	515	171
Bank | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	158	138
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	1	23
Sales, assets	0	(1)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	4
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	3	(6)
Balance at end of period, assets	163	158
Bank | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,511	1,679
Transfers in, assets	288	347
Transfers out, assets	(191)	(132)
Purchases, assets	1,610	759
Sales, assets	(1,357)	(1,056)
Issuances, assets	300	1,054
Settlements, assets	(540)	(885)
Gain (loss) on transfers in/out included in trading revenues, assets	22	(1)
Gain (loss) on all other activity included in trading revenues, assets	(32)	(172)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(67)	(78)
Balance at end of period, assets	1,543	1,511
Bank | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,350	1,316
Transfers in, assets	243	286
Transfers out, assets	(166)	(113)
Purchases, assets	1,447	667
Sales, assets	(1,310)	(904)
Issuances, assets	300	1,053
Settlements, assets	(539)	(885)
Gain (loss) on transfers in/out included in trading revenues, assets	21	(2)
Gain (loss) on all other activity included in trading revenues, assets	(44)	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(67)	(64)
Balance at end of period, assets	1,235	1,350
Bank | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,642	23,390
Transfers in, assets	2,872	2,702
Transfers out, assets	(2,424)	(3,165)
Purchases, assets	42,442	17,187
Sales, assets	(42,522)	(20,471)
Issuances, assets	3,257	3,548
Settlements, assets	(4,088)	(5,979)
Gain (loss) on transfers in/out included in trading revenues, assets	8	134
Gain (loss) on all other activity included in trading revenues, assets	229	269
Gain (loss) on transfers in/out included in other revenues, assets	0	6
Gain (loss) on all other activity included in other revenues, assets	(8)	10
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(59)	(989)
Balance at end of period, assets	SFr 16,349	SFr 16,642